Share-Based Payments - Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
PSUs [Member]
Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs [Line Items]
Vesting Period	2 years
Maximum term of options	2 years
Method of settlement	Equity
Classification	Equity-settled
Reconciliation:
Outstanding at beginning of the period	323,777
Granted during the period
Forfeited during the period
Exercised during the period
Outstanding at end of the period	323,777
Weighted average exercise price (in Dollars per share) | $ / shares
Weighted average remaining contractual life	17 months
Equity-settled RSUs [Member]
Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs [Line Items]
Vesting Period	6 months
Maximum term of options	6 months
Method of settlement	Equity
Classification	Equity-settled
Reconciliation:
Outstanding at beginning of the period	124,617
Granted during the period
Forfeited during the period
Exercised during the period	(124,617)
Outstanding at end of the period
Weighted average exercise price (in Dollars per share) | $ / shares
Compound RSUs [Member]
Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs [Line Items]
Vesting Period	2 years
Maximum term of options	2 years
Method of settlement	Choice of equity or cashless basis (investment in an approved investment fund)
Classification	Compound: equity-settled and cash-settled
Reconciliation:
Outstanding at beginning of the period	323,777
Granted during the period
Forfeited during the period
Exercised during the period	(174,336)
Outstanding at end of the period	149,441
Weighted average exercise price (in Dollars per share) | $ / shares
Weighted average remaining contractual life	11 months